Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 8,393,254	$ 8,076,785
Less: Property, plant and equipment, net for discontinued operations	(5,152,634)	(4,701,906)
Property Plant And Equipment Net Include Discontinued Operations	3,240,620	3,374,879
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,473,555	5,089,190
Machinery and Production equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,012,061	2,167,877
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	203,491	201,731
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	55,407	55,467
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	527,485	550,577
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 121,255	$ 11,943